Net Debt - Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	$ 15,863	$ 21,631
Expected future interest payments, contractual amount	7,018	7,596
Derivatives related to debentures, contractual amount	1,169	2,134
Other derivatives, contractual amount	786	60
Obligations under lease liabilities, contractual amount	4,899	3,935
Total, contractual amount	36,586	40,979
Bank loans, debentures and other loans, carrying amount	17,087	23,605
Derivatives related to debentures, carrying amount	586	1,579
Other derivatives, carrying amount	690	60
Obligations under lease liabilities, carrying amount	3,896	3,443
Trade and other payables, carrying amount	6,851	5,623
Total financial liabilities	29,110	34,310
Due not later than one year [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	1,722	4,138
Expected future interest payments, contractual amount	729	813
Derivatives related to debentures, contractual amount	61	260
Other derivatives, contractual amount	149	60
Obligations under lease liabilities, contractual amount	980	927
Total, contractual amount	10,492	11,820
Trade and other payables, carrying amount	6,851	5,622
Later than one year and not later than two years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	2,278	1,665
Expected future interest payments, contractual amount	661	702
Derivatives related to debentures, contractual amount	267	81
Other derivatives, contractual amount	80
Obligations under lease liabilities, contractual amount	680	630
Total, contractual amount	3,966	3,079
Trade and other payables, carrying amount		1
Later than two years and not later than five years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	4,062	5,727
Expected future interest payments, contractual amount	1,492	1,713
Derivatives related to debentures, contractual amount	256	819
Other derivatives, contractual amount	240
Obligations under lease liabilities, contractual amount	1,397	1,335
Total, contractual amount	7,447	9,594
Due later than five years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	7,801	10,101
Expected future interest payments, contractual amount	4,136	4,368
Derivatives related to debentures, contractual amount	585	974
Other derivatives, contractual amount	317
Obligations under lease liabilities, contractual amount	1,842	1,043
Total, contractual amount	$ 14,681	$ 16,486